Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,724,180	$ 2,070,821	$ 7,670,795	$ 5,399,018	$ 7,621,180	$ 6,914,910
Cost of revenue	2,285,878	1,194,957	5,982,075	3,891,307	5,263,474	4,673,870
Gross profit	438,302	875,864	1,688,720	1,507,711	2,357,706	2,241,040
Operating expenses:
Selling and marketing expenses	26,565	113,904	257,129	324,546	490,403	765,441
Product development	46,500		106,766			13,500
General and administrative expenses	3,218,912	1,088,152	6,151,507	3,845,768	5,288,316	4,023,921
Loss on the settlement of debt						252,900
Total operating expenses	3,291,977	1,202,056	6,515,402	4,170,314	5,778,719	5,055,762
Loss from operations	(2,853,675)	(326,192)	(4,826,682)	(2,662,603)	(3,421,013)	(2,814,722)
Other income (expense):
Interest and financing costs	(2,007,194)	(65,292)	(6,296,524)	(212,943)	(265,839)	(1,115,499)
Other income	83,541		83,541
Gain on forgiveness of debt			8,000		184,775
Total other income (expense)	(1,923,653)	(65,292)	(6,204,983)	(212,943)	(81,064)	(1,115,499)
Net loss	$ (4,777,328)	$ (391,484)	$ (11,031,665)	$ (2,875,546)	$ (3,502,077)	$ (3,930,221)
Weighted average shares outstanding :
Basic	35,715,024	31,981,374	34,819,334	30,828,676	31,118,425	27,112,557
Diluted	35,715,024	31,981,374	34,819,334	30,828,676	31,118,425	27,112,557
Loss per share
Basic	$ (0.13)	$ (0.01)	$ (0.32)	$ (0.09)	$ (0.11)	$ (0.14)
Diluted	$ (0.13)	$ (0.01)	$ (0.32)	$ (0.09)	$ (0.11)	$ (0.14)